Income taxes - Schedule Of Components Of the Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 9,681	$ 7,267
Research and other tax credits	2,652	2,603
Property and equipment	25	0
Intangible assets	8,019	27
Stock-based compensation	119	63
Reserves and accruals	554	108
Total deferred tax assets	21,050	10,068
Valuation allowance	(21,050)	(10,002)
Total deferred tax assets, net of valuation allowance	0	66
Deferred tax liabilities:
Property and equipment	0	(66)
Total deferred tax liabilities	0	(66)
Net deferred tax assets	$ 0	$ 0